COHEN & STEERS DIVIDEND VALUE FUND, INC.

Class A (DVFAX) and Class C (DVFCX) Shares

Supplement dated June 19, 2014 to

Prospectus dated July 1, 2013

Effective August 1, 2014, the Board of Directors of the Fund approved a change to the Fund’s Portfolio Managers.

Accordingly, the “Investment Management – Portfolio Manager” section on page 6 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers

The Fund’s portfolio managers are:

•	Richard E. Helm—Vice President of the Fund. Mr. Helm has been a portfolio manager of the Fund since inception.

•	Christopher Rhine—Mr. Rhine has been a portfolio manager of the Fund since 2014.

•	Anatoliy Cherevach—Mr. Cherevach has been a portfolio manager of the Fund since 2014.

•	Jamelah Leddy—Ms. Leddy has been a portfolio manager of the Fund since 2014.

Additionally, the “Management of the Fund – Portfolio Manager” section on page 15 of the Prospectus is hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•	Richard E. Helm—Mr. Helm is a vice president of the Fund. He joined the Advisor in 2005 and currently serves as a senior vice president of the Advisor and CNS and is head of its large cap value portfolio management team. From 2001 to 2005, Mr. Helm was a senior portfolio manager of WM Advisors, Inc. From 1999 to 2001, he was vice president and senior portfolio manager of Northwestern Trust and Investors Advisory Company and was employed by other investment management firms prior to that time. Mr. Helm is a chartered financial analyst.

•	Christopher Rhine—Mr. Rhine is a portfolio manager of the Fund and vice president of the Advisor. He joined the Advisor in 2012 as an analyst specializing in natural resource equities and large cap value stocks. He has 12 years of investment experience. From 2002 to 2012, Mr. Rhine was an equity analyst with Blackrock, where he primarily covered the global industrials and materials sectors. He also has research experience in the global energy and information technology sectors. Mr. Rhine has an MBA from New York University and a BS from Drexel University.

•	Anatoliy Cherevach – Mr. Cherevach is a portfolio manager of the Fund. He joined the Advisor in 2005 as a research analyst for large cap value portfolios specializing in the financial, health care and utilities sectors. He has 15 years of investment experience. Previously, Mr. Cherevach was an analyst at WM Advisors for five years covering the financial, healthcare, utilities, energy and REIT sectors. Previously, he was an analyst at Puget Sound Energy and Washington Mutual Bank. Mr. Cherevach has a BA from Kiev University, Ukraine and an MBA from Pacific Lutheran University.

•	Jamelah Leddy – Ms. Leddy is a portfolio manager of the Fund. She joined the Advisor in 2006 as a research analyst. She specializes in the consumer discretionary, consumer staples and telecommunications sectors. She has 20 years of investment experience. Prior to joining the Advisor, Ms. Leddy was an analyst at McAdams Wright Ragen covering companies primarily in the consumer and industrial sectors. Previously she was an analyst at WM Advisors, Inc., Summit Capital and Piper Jaffray, Inc. Ms. Leddy has a BA from Whitman College.

The SAI contains additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Fund.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Class I (DVFIX) Shares

Supplement dated June 19, 2014 to

Prospectus dated July 1, 2013

Effective August 1, 2014, the Board of Directors of the Fund approved a change to the Fund’s Portfolio Managers.

Accordingly, the “Investment Management – Portfolio Manager” section on page 5 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers

The Fund’s portfolio managers are:

•	Richard E. Helm—Vice President of the Fund. Mr. Helm has been a portfolio manager of the Fund since inception.

•	Christopher Rhine—Mr. Rhine has been a portfolio manager of the Fund since 2014.

•	Anatoliy Cherevach—Mr. Cherevach has been a portfolio manager of the Fund since 2014.

•	Jamelah Leddy—Ms. Leddy has been a portfolio manager of the Fund since 2014.

Additionally, the “Management of the Fund – Portfolio Manager” section on page 15 of the Prospectus is hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•	Richard E. Helm—Mr. Helm is a vice president of the Fund. He joined the Advisor in 2005 and currently serves as a senior vice president of the Advisor and CNS and is head of its large cap value portfolio management team. From 2001 to 2005, Mr. Helm was a senior portfolio manager of WM Advisors, Inc. From 1999 to 2001, he was vice president and senior portfolio manager of Northwestern Trust and Investors Advisory Company and was employed by other investment management firms prior to that time. Mr. Helm is a chartered financial analyst.

•	Christopher Rhine—Mr. Rhine is a portfolio manager of the Fund and vice president of the Advisor. He joined the Advisor in 2012 as an analyst specializing in natural resource equities and large cap value stocks. He has 12 years of investment experience. From 2002 to 2012, Mr. Rhine was an equity analyst with Blackrock, where he primarily covered the global industrials and materials sectors. He also has research experience in the global energy and information technology sectors. Mr. Rhine has an MBA from New York University and a BS from Drexel University.

•

Anatoliy Cherevach – Mr. Cherevach is a portfolio manager of the Fund. He joined the Advisor in 2005 as a research analyst for large cap value portfolios specializing in the financial, health care and utilities sectors. He has 15 years of investment experience. Previously, Mr. Cherevach was an analyst at WM Advisors for five years covering the financial, healthcare, utilities, energy and REIT sectors. Previously, he was an analyst at Puget Sound Energy and Washington Mutual Bank. Mr. Cherevach has a BA from Kiev University, Ukraine and an MBA from Pacific Lutheran University.

•	Jamelah Leddy – Ms. Leddy is a portfolio manager of the Fund. She joined the Advisor in 2006 as a research analyst. She specializes in the consumer discretionary, consumer staples and telecommunications sectors. She has 20 years of investment experience. Prior to joining the Advisor, Ms. Leddy was an analyst at McAdams Wright Ragen covering companies primarily in the consumer and industrial sectors. Previously she was an analyst at WM Advisors, Inc., Summit Capital and Piper Jaffray, Inc. Ms. Leddy has a BA from Whitman College.

The SAI contains additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Fund.